General and administrative expenses (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total general and administrative expenses	kr 300,217	kr 189,862
Total general and administrative expenses	(300,217)	(189,862)
Staff Costs [Member]
IfrsStatementLineItems [Line Items]
Total general and administrative expenses	(66,035)	(60,492)
Total general and administrative expenses	66,035	60,492
I T And Software Expenses [Member]
IfrsStatementLineItems [Line Items]
Total general and administrative expenses	(25,223)	(20,499)
Total general and administrative expenses	25,223	20,499
Professional Services [Member]
IfrsStatementLineItems [Line Items]
Total general and administrative expenses	(110,005)	(58,989)
Total general and administrative expenses	110,005	58,989
Legal And Court Costs [Member]
IfrsStatementLineItems [Line Items]
Total general and administrative expenses	(63,078)	(15,380)
Total general and administrative expenses	63,078	15,380
Depreciation And Amortization [Member]
IfrsStatementLineItems [Line Items]
Total general and administrative expenses	(4,243)	(4,394)
Total general and administrative expenses	4,243	4,394
Insurance [Member]
IfrsStatementLineItems [Line Items]
Total general and administrative expenses	(11,075)	(7,309)
Total general and administrative expenses	11,075	7,309
Other Costs [Member]
IfrsStatementLineItems [Line Items]
Total general and administrative expenses	(20,558)	(22,799)
Total general and administrative expenses	kr 20,558	kr 22,799